Revenues	9 Months Ended
Sep. 30, 2025
Revenue Recognition [Abstract]
Revenues
Note 4. Revenues
Disaggregation of Revenues
The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue type for the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas*
Systems	$18,149	$17,844	$52,997	$49,891
Consumables	34,175	34,378	101,303	106,102
Service	31,313	34,869	94,432	101,394
Total Americas	83,637	87,091	248,732	257,387

EMEA
Systems	9,573	10,467	28,907	29,990
Consumables	18,941	19,204	58,727	60,319
Service	7,925	7,393	22,806	22,281
Total EMEA	36,439	37,064	110,440	112,590

Asia Pacific
Systems	4,314	3,411	11,894	13,705
Consumables	8,909	8,788	28,819	26,875
Service	3,671	3,654	11,217	11,542
Total Asia Pacific	16,894	15,853	51,930	52,122

Total Revenues	$136,970	$140,008	$411,102	$422,099
*Revenues in the United States for the three months ended September 30, 2025 and 2024 amounted to $80.2 million and $81.0 million, respectively, and are included under the Americas region in the above table. Revenues in the United States for the nine months ended September 30, 2025 and 2024 amounted to $237.4 million and $239.9 million, respectively, and are included under the Americas region in the above table.
The following table presents the Company’s revenues disaggregated based on the timing of revenue recognition (at a specific point in time or over the course of time) for the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
	(U.S. $ in thousands)		(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$94,061	$94,092	$282,647	$286,882
Services	11,501	12,991	36,246	39,610
Total revenues recognized in point in time	105,562	107,083	318,893	326,492

Revenues recognized over time from:
Services	31,408	32,925	92,209	95,607
Total revenues recognized over time	31,408	32,925	92,209	95,607

Total Revenues	$136,970	$140,008	$411,102	$422,099
Contract Assets and Contract Liabilities
Contract assets are recorded when the Company's right to consideration is conditioned on constraints other than the passage of time. The Company had no material contract assets as of September 30, 2025 or December 31, 2024.
Contract liabilities include advance payments and billings in excess of revenue recognized, which are primarily related to advanced billings for service type warranty. Contract liabilities are presented under deferred revenue. The Company's deferred revenue as of September 30, 2025 and December 31, 2024 was as follows:

	September 30, 2025	December 31, 2024
	(U.S. $ in thousands)
Deferred revenue *	$67,330	$65,404
*Includes $18.8 million and $19.1 million under long-term deferred revenue in the Company's consolidated balance sheets as of September 30, 2025 and December 31, 2024, respectively.
Revenue recognized in 2025 that was included in deferred revenue balance as of December 31, 2024 was $9.6 million and $37.6 million for the three and nine months ended September 30, 2025, respectively.
Remaining Performance Obligations
Remaining Performance Obligations (“RPO“) represent contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of September 30, 2025, the total RPO amounted to $89.1 million. The Company expects to recognize $57.8 million of this RPO during the next 12 months, $15.9 million over the subsequent 12 months and the remaining $15.4 million thereafter.
Incremental Costs of Obtaining a Contract
Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer, as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization, as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period if the Company expects to recover those costs. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations. As of September 30, 2025 and December 31, 2024, the deferred commissions amounted to $9.3 million and $10.3 million, respectively.